Other Post-Retirement Employee Benefit Plans (Tables) - Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Funded Status Of Pension Plans
The following sets forth the funded status of the domestic plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$194.8	$256.4
Service cost	1.1	1.5
Interest cost	10.3	9.1
Amendments, curtailments and other	(1.0)	(32.5)
Actuarial loss (gain)	33.2	(26.1)
Retiree contributions	3.7	6.0
Benefits paid	(20.7)	(19.6)
Benefit obligation at end of year	221.4	194.8
Change in plan assets:
Fair value of plan assets	—	—
Funded status	$(221.4)	$(194.8)

Weighted Average Assumptions Used To Determine Benefit Obligations And Cost
Weighted average assumptions used to determine benefit obligations at date of measurement:

	2014	2013
Discount rate	4.00%	4.80%
Medical trend rate – initial	7.10%	7.30%
Medical trend rate – grading period	14 years	15 years
Medical trend rate – ultimate	4.50%	4.50%

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates
Effect of a one-percentage-point change in assumed health care cost trend rates:

($ in millions)	1% Increase	1% Decrease
Effect on the total of service and interest cost components	$0.6	$(0.4)
Effect on post-retirement medical benefit obligation	8.1	(7.2)

Components of Net Periodic Pension Cost
Components of net periodic benefit cost:

($ in millions)	2014	2013
Service cost	$1.1	$1.5
Interest cost	10.3	9.1
Amortization of loss	1.4	1.4
Amortization of prior service credit	(4.1)	(6.9)
Net periodic benefit cost	$8.7	$5.1

Benefit Payments That Reflect Expected Future Service
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid in the periods indicated ($ in millions):

2015	$20.1
2016	19.9
2017	19.5
2018	19.2
2019	18.8
2020 – 2024	81.2